Description of plan	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
Description of plan	Description of plan
The following description of the M&T Bank Corporation Retirement Savings Plan (“the Plan”) is provided for general information purposes and is qualified in its entirety by reference to the Plan document. Participants should refer to the Plan document for a more complete description of the Plan’s provisions. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
General
The Plan is a defined contribution combined 401(k)/stock bonus plan. The stock bonus component is intended to be an employee stock ownership plan (“ESOP”), which is designed to invest primarily in the common stock of M&T Bank Corporation (“M&T”). The Plan also offers matching contributions, Retirement Accumulation Account (“RAA”) and Discretionary Employer Contribution (“DEC”) features. The Plan exists for the benefit of employees of M&T and its subsidiaries (“the Company”).
Eligibility and participation
Employees who are at least 21 years of age are immediately eligible to participate in the Plan and make pre-tax or Roth contributions through salary reduction (each a “participant”). A participant may receive matching contributions upon completing six months of service. Participants hired before January 1, 2020 are also eligible to receive RAA contributions for any plan year in which the participant is credited with 1,000 hours of service and employed by the Company on the last day of the year (or retired during the plan year). Participants hired after December 31, 2019, are eligible to receive a DEC contribution (instead of the RAA contribution) for any plan year in which the participant is credited with 1,000 hours of service and employed by the Company on the last day of the year.
Administration
The Plan is administered by M&T’s Employee Benefit Plans Committee (“Administrative Committee”) which is appointed by the Board of Directors of M&T Bank, a wholly owned subsidiary of M&T. The assets of the Plan are held by T. Rowe Price Trust Company (“T. Rowe”), as trustee. T. Rowe Price Retirement Plan Services, Inc. provides recordkeeping services for the Plan. Willis Towers Watson (“WTW”) provides advisory services for Plan investments, as well as providing recommendations related to the investment alternatives offered by the Plan.
Although the Company has not expressed any intent to terminate, amend, or modify the Plan, it may do so at any time. If contributions are discontinued or the Plan is terminated, affected participants will become fully vested. Upon Plan termination, net assets of the Plan will be distributed in the manner M&T elects in accordance with the Plan document and in accordance with ERISA and its related regulations.
Contributions
Contributions to the Plan are made by participants through salary reduction and by the Company through employer matching, DEC and RAA contributions. Employees who are participants may elect to reduce their compensation by a specified whole percentage not to exceed 50% subject to certain limitations under Section 401(k) and Section 415 of the Internal Revenue Code ("IRC"). The Company remits to the Plan on behalf of each participant the amount by which the participant’s compensation is reduced. Contributions may be suspended at any time.
Compensation is generally defined in the Plan to mean a participant’s base salary and overtime pay, all commissions earned, incentive/bonus payments and before-tax deferral amounts made by participants under IRC Sections 125, 132(f), 402(e)(3), 402(h) and 403(b), but excludes any compensation derived from equity awards.
1.Description of plan, continued
Generally, an individual participant’s contributions were subject to Internal Revenue Service ("IRS") limits of $23,500 in 2025 and $23,000 in 2024. Participants are permitted to make Roth after-tax contributions to the Plan, subject to IRS limits.
When an eligible employee first becomes a participant in the Plan, after six months of continuous service, the employee is automatically deemed to enter into a salary reduction agreement providing for pre-tax contributions of 1% of the employee’s compensation, starting on the first administratively practicable pay date. The contribution percentage will automatically increase by 1% on the first pay date in February after employee contributions start, unless the eligible employee elects to opt out of the salary reduction agreement. If the eligible participant has a salary reduction agreement in effect providing for employee pre-tax contributions at a rate less than 10%, the contribution percentage will automatically increase by 1% on the first practicable pay date in February each year, until the rate reaches 10%.
Employer matching contributions
Upon completing six months of employment, the Company will make an employer matching contribution in an amount equal to 100% of the participant’s contributions that do not exceed 5% of compensation for the Plan year.
Catch-up contributions
A participant who has attained age 50 before the close of the respective Plan year is eligible to make additional unmatched catch-up contributions. The IRS maximum amount of those catch-up contributions was $7,500 at each of 2025 and 2024.

Effective January 1, 2025, the Company adopted the enhanced catch-up contribution provisions under Section 109 of the SECURE 2.0 Act of 2022 which allows eligible participants ages 60 through 63 to make additional catch-up contributions subject to IRS limits. For 2025, the enhanced catch-up contribution limit was $11,250.

Employer Retirement Accumulation Account and Discretionary Employer Contributions
For each Plan year for employees hired before January 1, 2020, the Company will contribute on behalf of each eligible participant a percentage of each participant’s compensation. An eligible participant is entitled to receive an RAA contribution if they (1) satisfy the Plan’s eligibility requirements; (2) are credited with at least 1,000 hours of service during the Plan year; (3) are an active employee of the Company on the last day of the Plan year; and (4) do not participate in the M&T defined benefit pension plan if hired prior to July 2, 2004. An eligible participant that has retired during the Plan year is not required to satisfy conditions (2) and (3) in the preceding sentence. The percentage contributed by the Company is based on the years of vesting service credited to the participant. The RAA contribution will be made as soon as practicable after the close of the Plan year. RAA contributions are invested in the available investment alternatives in the proportion elected by the participants.
For participants hired after December 31, 2019, eligible participants may receive the DEC if they (1) are not eligible to accrue benefits for the Plan year under the M&T Bank Corporation Pension Plan; (2) are not eligible to receive an RAA contribution; (3) complete at least 1,000 hours of service during the Plan year; (4) are an employee of M&T Bank as of the last day of the Plan year; and (5) satisfy the Plan’s other eligibility requirements. The DEC for a Plan year will be a uniform percentage of each Discretionary Participant’s Benefit Compensation for the Plan year, excluding benefit compensation earned before becoming a Discretionary participant. The DEC must be made by the due date of the M&T Bank’s federal income tax return for the Plan Year to which the DEC relates and will be allocated as of the last day of such Plan year.
1.Description of plan, continued
Rollover contributions
Employees may also contribute amounts representing rollover distributions from other qualified defined contribution and benefit plans at any time during their employment.
Participant accounts
Each participant’s account is credited with the participant’s contributions, employer contributions (as applicable), and allocations of Plan earnings or losses. Participant accounts are also charged with an allocation of administrative expenses. Allocations are based upon participant earnings or account balances as defined in the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting
Participants’ accounts are at all times fully vested and nonforfeitable, with the exception of DEC and RAA contributions plus earnings thereon. Participants become fully vested in their DEC and RAA contributions after completion of five years of vesting service, death, or when normal retirement age is reached while employed by the Company. Normal retirement age is the later of age 65 and the fifth anniversary of the date the participant began participation in the Plan. Participants vest in their DEC and RAA contributions as follows:

Vesting service	Vested percentage

Less than 2 years	0%
2 years	20%
3 years	40%
4 years	60%
5 years	100%
Forfeitures
Forfeitures represent the DECs and RAAs of participants who have terminated employment with the Company and do not have a 100% non-forfeitable right in their DEC or RAA. Forfeitures are used first to restore participant accounts that are required to be reinstated pursuant to the provisions of the Plan. At the discretion of the Administrative Committee, any remaining forfeitures may be used to reduce employer contributions (including DEC and RAA contributions). Employer contributions were reduced by $2.2 million and $1.4 million from the forfeiture account during 2025 and 2024, respectively.
Investment programs
Participants may direct the investment of their plan balances in 1% increments in any of several investment alternatives, which include mutual funds, common trust funds, a stable value fund and the common stock of M&T.
Participants may, in accordance with the rules of the Plan, transfer existing balances among the available investment alternatives and/or redirect their current contributions into different investment alternatives at any time. A participant may increase or decrease, at any time, the percentage of salary reduction elected, effective the first day of each payroll period.
1.Description of plan, continued
Notes to participants
Participants may borrow from their account (other than the portion attributable to DEC and RAA contributions) an amount not to exceed the lesser of (1) 50% of the participant’s vested account balance as of the most recent valuation date or (2) $50,000 reduced by the participant’s highest outstanding loan balance in the twelve months prior to the date of loan origination. The minimum loan amount is $1,000. A participant may have only one loan outstanding at any time. Loans bear interest at one percentage point above the prime rate published by The Wall Street Journal on the date the loan is processed. Loans are repaid in equal installments through after-tax payroll deductions for a period of up to five years, except for certain loans formerly associated with acquired plans, which allowed loan terms greater than five years under certain circumstances. Participants are charged a one-time $50 administrative fee for each new loan processed, which is deducted from the loan proceeds and has been included in Participant withdrawals and distributions in the Statement of Changes in Net Assets Available for Benefits.
Withdrawals and distributions
A participant who has attained age 59-1/2 or is undergoing financial hardship may make withdrawals from the Plan, subject to Plan limitations. Upon termination of employment for any reason, participants are entitled to a distribution of the full amount of vested individual account balances as of the valuation date immediately following such termination of service. Such participants have the option of receiving distributions in the form of installments, partial distributions, lump-sum payments or by rollover contribution to other qualified plans. Participants also have the option to keep their balance invested in the Plan, provided the balance exceeds $5,000. Balances less than $5,000 are subject to mandatory distribution. Mandatory distributions that exceed $1,000 but are less than $5,000 (excluding rollover contributions) are automatically rolled over into an individual retirement account unless otherwise directed by the participant. Distributions equal to $1,000 or less are automatically made by lump-sum payment less the mandatory 20% federal income tax withholding, unless otherwise elected within 90 days following termination. The non-vested portion of a participant’s RAA or DEC is forfeited upon termination. A participant can defer distribution from the Plan until no later than April 1 of the calendar year following the year in which age 73 is attained, and later to age 75 starting January 1, 2033, at which time distributions to satisfy IRC Section 401(a)(9) will occur. If a participant terminates employment after that date, distribution is made as soon as administratively practicable following termination of employment.
ESOP provisions
A participant entitled to a distribution who has directed that some or all of their balance be invested in common stock of M&T has the right to elect the distribution in the form of M&T common stock. A participant may also elect to receive a distribution of dividends paid on shares of M&T common stock held in the Plan and allocated to the participant’s account. Dividends will be distributed quarterly as soon as administratively practicable after the dividends are paid to the Plan. If no election is made, dividends will be reinvested in the common stock of M&T.